UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2006

                     DATE OF REPORTING PERIOD: MAY 31, 2006

Item 1.    REPORTS TO STOCKHOLDERS.






                                [GRAPHIC OMITTED]




                                              CHARTWELL
                                              DIVIDEND AND
                                              INCOME FUND, INC.

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                              DATED MAY 31, 2006

                             [LOGO OMITTED]   CHARTWELL INVESTMENT
                                              PARTNERS

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES & STRATEGY

The Chartwell Dividend and Income Fund's (the "Fund") primary investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund will seek to achieve its objectives by investing, under normal circumstances, at least 50% of its total assets in income generating equity securities, including dividend paying common stocks, convertible securities, preferred stocks and other equity-related securities. In addition, the Fund may invest the balance of its total assets in non-convertible debt securities, consisting primarily of corporate bonds. The Fund attempts to minimize individual security risk by diversifying across many industries and asset classes. The Fund is a closed-end management investment company which trades on the New York Stock Exchange under the symbol CWF.

COMMON STOCK

The Fund invests in the common stocks of utility companies, Real Estate Investment Trusts (REITs) and other industrial and financial companies as well as other equity securities. Both utilities and REITs tend to offer a premium dividend yield with steady growth that can lead to capital appreciation. Industrial and financial stocks are primarily purchased for capital appreciation based on the fundamental value of the underlying company.

HIGH-YIELD CORPORATE BONDS

High-yield bonds are non-investment grade corporate debt obligations rated "Ba1" or lower by Moody's Investors Service, Inc. or "BB+" or lower by Standard and Poor's Ratings Group; they typically have a higher risk level than investment-grade bonds. These securities have historically compensated investors with higher levels of income for that risk. Prices usually are less sensitive to interest rate fluctuations than higher rated bonds because of the high income levels. However, the prices of these bonds are more sensitive to changes in the economy.

CONVERTIBLE SECURITIES

The Fund can invest in both convertible preferred stock and convertible bonds. Both pay fixed rates of income, but because they can be converted into common stock, they are indirectly tied to the common stock's performance. As a result, convertible securities generally offer higher income than common stocks and an opportunity for price appreciation when the value of the underlying security rises. The Fund buys convertibles when the underlying common stock offers strong growth potential as well.


                                        2
                                      -----
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


DEAR SHAREHOLDERS,

The Chartwell Dividend and Income Fund's total market return for the six months ended May 31, 2006 was disappointing. The market return with dividends reinvested was -15.74%. In comparison, the Net Asset Value (NAV) return with dividends reinvested was 7.16%, which was well above broad stock and bond market returns. The Fund's stock price as a percentage of NAV declined from a premium of 23.7% to a discount of 1.9%. During the period, the equity and fixed income markets advanced moderately, with the S&P 500 equity index and Merrill Lynch High Yield Cash Pay Index (high yield corporate bonds) returning 2.6% and 4.3%, respectively. As discussed in our most recent letter to shareholders, in our view, economic positives continue to outweigh the negatives even as investors worry about the direction of short term interest rates, oil prices, inflation and a potential housing bubble.

The performance of the shares since early May can be traced to the combination of a reduction of the monthly dividend from $0.0833 per share to $0.0733 per share (yearly $1.00 to $0.88) and the stock market decline during that time. The reason for the dividend reduction is discussed later.

We continue to be moderately positive on the outlook for the stock market and the high yield bond market. Economic growth appears to be solid despite a slowing housing market, high oil prices and rising short term interest rates. Positives include continued corporate earnings growth, increasing corporate capital spending and a consumer buoyed by a solid job market and low unemployment. The stock market seems overly focused on every word uttered by newly appointed Fed Chairman Ben Bernanke. Mr. Bernanke has voiced hawkish views on the Fed's outlook for inflation and many stock investors seem to fear ever more increases in the Fed Funds Rate. The head of the Cleveland Fed, Sandra Pianalto, recently commented, "the recent news on inflation troubles me." We note that economic growth appears to be slowing to a more moderate and sustainable pace which, in our view, may help to keep inflation under control and eventually to restrain the Fed from aggressively raising the Fed Funds Rate. For instance, May retail sales rose only 0.1% from April, which may indicate that overall consumer spending growth in the second quarter is likely to advance between 2% to 3%, down from the first quarter pace of 5.2%. Nonetheless, we expect that the Fed is likely to raise the target for short term


                                        3
                                      -----
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


interest rates until there is convincing evidence that inflation will not be a serious issue.



Sincerely,

/s/ Winthrop S. Jessup

Winthrop S. Jessup
CHAIRMAN
CHARTWELL DIVIDEND AND INCOME FUND

/s/ Bernard P. Schaffer                      /s/ Andrew S. Toburen

Bernard P. Schaffer                          Andrew S. Toburen
PORTFOLIO MANAGER                            PORTFOLIO MANAGER




                            PORTFOLIO MANAGEMENT TEAM

Bernard P. Schaffer                          Andrew S. Toburen
PORTFOLIO MANAGER                            PORTFOLIO MANAGER
EQUITY                                       FIXED INCOME

Paul Matlack                                 Christine F. Williams
PORTFOLIO MANAGER                            PORTFOLIO MANAGER
FIXED INCOME                                 FIXED INCOME






                                        4
                                      -----
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


WHY DID THE FUND REDUCE THE MONTHLY DISTRIBUTION?

In May 2006, the Fund lowered its monthly distribution from 8.33 cents per share to 7.33 cents per share. The reduction was in response to lower yields on the Fund's fixed income (bond) investments and higher short term borrowing costs, which reduced the net investment income available for shareholder distributions. While the reduction of the monthly distribution reflects current financial market conditions and interest rates, we remain optimistic about the long term potential of the Fund's investments.


                  HIGH YIELD MARKET'S YIELD AND FED FUNDS RATE
                         March 31, 2001 - March 31, 2006
                       (Source: Merrill Lynch, Bloomberg)

[Line Graph Omitted]
Plot points for EDGAR purposes as follows:

             High Yield          Fed
           Market's Yield    Funds Rate

Mar-01          12.53           5.00
Jun-01          12.80           3.75
Sep-01          13.72           3.00
Dec-01          12.39           1.75
Mar-02          11.62           1.75
Jun-02          12.64           1.75
Sep-02          13.27           1.75
Dec-02          11.84           1.25
Mar-03          10.79           1.25
Jun-03           9.07           1.00
Sep-03           8.77           1.00
Dec-03           7.94           1.00
Mar-04           7.76           1.00
Jun-04           8.33           1.25
Sep-04           7.83           1.75
Dec-04           7.36           2.25
Mar-05           8.10           2.75
Jun-05           7.99           3.25
Sep-05           8.10           3.75
Dec-05           8.38           4.25
Mar-06           8.24           4.75


                 HIGH YIELD MARKET'S YIELD MINUS FED FUNDS RATE
                         March 31, 2001 - March 31, 2006
                       (Source: Merrill Lynch, Bloomberg)

[Line Graph Omitted]
Plot points for EDGAR purposes as follows:

Mar-01    7.53
Jun-01    9.05
Sep-01   10.72
Dec-01   10.64
Mar-02    9.87
Jun-02   10.89
Sep-02   11.52
Dec-02   10.59
Mar-03    9.54
Jun-03    8.07
Sep-03    7.77
Dec-03    6.94
Mar-04    6.76
Jun-04    7.08
Sep-04    6.08
Dec-04    5.11
Mar-05    5.35
Jun-05    4.74
Sep-05    4.35
Dec-05    4.13
Mar-06    3.49


HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED MAY 31, 2006?

For the six month period ended May 31, 2006, the Fund's market value return was -15.74% including dividends reinvested. The Fund's NAV return, including

                                        5
                                      -----
                                    CHARTWELL

--------------------------------------------------------------------------------
Chartwell Dividend and Income Fund, Inc.                            May 31, 2006
--------------------------------------------------------------------------------

the reinvestment of dividends was 7.16%. The equity market sold off over the last three weeks of May but the S&P 500 still managed to show a gain of 2.6% in the first half of the Fund's fiscal year. Meanwhile, high yield bonds (as measured by the Merrill Lynch High Yield Cash Pay Index) returned 4.3% during the six months ended May 31, 2006, outperforming both the 10-year Treasury and investment grade corporate bonds which returned -2.9% and -0.6% (Merrill Lynch U.S. Corporate Master Index), respectively. The investment backdrop was highlighted by rising interest rates and continued strong economic growth.

                                 FED FUNDS RATE
                           May 31, 1995 - May 31, 2006
                               (Source: Bloomberg)

[Line Graph Omitted]
Plot points for EDGAR purposes as follows:

May-95   6.00
Jun-95   6.00
Jul-95   5.75
Aug-95   5.75
Sep-95   5.75
Oct-95   5.75
Nov-95   5.75
Dec-95   5.50
Jan-96   5.25
Feb-96   5.25
Mar-96   5.25
Apr-96   5.25
May-96   5.25
Jun-96   5.25
Jul-96   5.25
Aug-96   5.25
Sep-96   5.25
Oct-96   5.25
Nov-96   5.25
Dec-96   5.25
Jan-97   5.25
Feb-97   5.25
Mar-97   5.50
Apr-97   5.50
May-97   5.50
Jun-97   5.50
Jul-97   5.50
Aug-97   5.50
Sep-97   5.50
Oct-97   5.50
Nov-97   5.50
Dec-97   5.50
Jan-98   5.50
Feb-98   5.50
Mar-98   5.50
Apr-98   5.50
May-98   5.50
Jun-98   5.50
Jul-98   5.50
Aug-98   5.50
Sep-98   5.25
Oct-98   5.00
Nov-98   4.75
Dec-98   4.75
Jan-99   4.75
Feb-99   4.75
Mar-99   4.75
Apr-99   4.75
May-99   4.75
Jun-99   5.00
Jul-99   5.00
Aug-99   5.25
Sep-99   5.25
Oct-99   5.25
Nov-99   5.50
Dec-99   5.50
Jan-00   5.50
Feb-00   5.75
Mar-00   6.00
Apr-00   6.00
May-00   6.50
Jun-00   6.50
Jul-00   6.50
Aug-00   6.50
Sep-00   6.50
Oct-00   6.50
Nov-00   6.50
Dec-00   6.50
Jan-01   5.50
Feb-01   5.50
Mar-01   5.00
Apr-01   4.50
May-01   4.00
Jun-01   3.75
Jul-01   3.75
Aug-01   3.50
Sep-01   3.00
Oct-01   2.50
Nov-01   2.00
Dec-01   1.75
Jan-02   1.75
Feb-02   1.75
Mar-02   1.75
Apr-02   1.75
May-02   1.75
Jun-02   1.75
Jul-02   1.75
Aug-02   1.75
Sep-02   1.75
Oct-02   1.75
Nov-02   1.25
Dec-02   1.25
Jan-03   1.25
Feb-03   1.25
Mar-03   1.25
Apr-03   1.25
May-03   1.25
Jun-03   1.00
Jul-03   1.00
Aug-03   1.00
Sep-03   1.00
Oct-03   1.00
Nov-03   1.00
Dec-03   1.00
Jan-04   1.00
Feb-04   1.00
Mar-04   1.00
Apr-04   1.00
May-04   1.00
Jun-04   1.25
Jul-04   1.25
Aug-04   1.50
Sep-04   1.75
Oct-04   1.75
Nov-04   2.00
Dec-04   2.25
Jan-05   2.25
Feb-05   2.50
Mar-05   2.75
Apr-05   2.75
May-05   3.00
Jun-05   3.25
Jul-05   3.25
Aug-05   3.50
Sep-05   3.75
Oct-05   3.75
Nov-05   4.00
Dec-05   4.25
Jan-06   4.50
Feb-06   4.50
Mar-06   4.75
Apr-06   4.75
May-06   5.00

The yield on the 10-year Treasury increased 62 basis points to 5.1% during the period, and the high yield market's spread to the benchmark Treasury narrowed from 3.9% to 3.3%. Returns were inversely related to credit quality and ranged from 2.8% for the interest-rate-sensitive BB sector to 8.8% for the more speculative CCC sector.

                       HIGH YIELD PREMIUM OVER TREASURIES
                           May 31, 1995 - May 31, 2006
                       (Source: Merrill Lynch, Bloomberg)

[Line Graph Omitted]
Plot points for EDGAR purposes as follows:

May-96   282
Jun-96   306
Jul-96   298
Aug-96   275
Sep-96   270
Oct-96   297
Nov-96   305
Dec-96   266
Jan-97   260
Feb-97   243
Mar-97   258
Apr-97   271
May-97   243
Jun-97   241
Jul-97   242
Aug-97   230
Sep-97   234
Oct-97   272
Nov-97   266
Dec-97   269
Jan-98   271
Feb-98   261
Mar-98   260
Apr-98   271
May-98   293
Jun-98   350
Jul-98   351
Aug-98   502
Sep-98   573
Oct-98   613
Nov-98   530
Dec-98   555
Jan-99   550
Feb-99   507
Mar-99   510
Apr-99   464
May-99   467
Jun-99   465
Jul-99   444
Aug-99   465
Sep-99   489
Oct-99   499
Nov-99   470
Dec-99   453
Jan-00   461
Feb-00   496
Mar-00   584
Apr-00   596
May-00   618
Jun-00   615
Jul-00   617
Aug-00   641
Sep-00   664
Oct-00   757
Nov-00   874
Dec-00   881
Jan-01   739
Feb-01   729
Mar-01   760
Apr-01   739
May-01   703
Jun-01   739
Jul-01   745
Aug-01   731
Sep-01   914
Oct-01   865
Nov-01   752
Dec-01   734
Jan-02   697
Feb-02   722
Mar-02   621
Apr-02   601
May-02   643
Jun-02   781
Jul-02   874
Aug-02   882
Sep-02   966
Oct-02   974
Nov-02   800
Dec-02   802
Jan-03   747
Feb-03   757
Mar-03   696
Apr-03   576
May-03   614
Jun-03   554
Jul-03   488
Aug-03   477
Sep-03   483
Oct-03   415
Nov-03   401
Dec-03   368
Jan-04   360
Feb-04   381
Mar-04   392
Apr-04   351
May-04   383
Jun-04   371
Jul-04   369
Aug-04   381
Sep-04   372
Oct-04   355
Nov-04   310
Dec-04   314
Jan-05   341
Feb-05   305
Mar-05   360
Apr-05   423
May-05   423
Jun-05   404
Jul-05   354
Aug-05   390
Sep-05   378
Oct-05   381
Nov-05   394
Dec-05   399
Jan-06   368
Feb-06   369
Mar-06   339
Apr-06   318
May-06   330

                                        6
                                      -----
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


WHAT FACTORS CONTRIBUTED TO THE FUND'S NAV PERFORMANCE OF 7.16%?

[Bar Chart Omitted]
Plot points for EDGAR purposes as follows:

                                  TOTAL RETURN
                          SIX MONTHS ENDED MAY 31, 2006

        CWF          CWF           S&P500         Morgan             Merrill
      Equities      High            Index        Stanley              Lynch
                    Yield                       REIT Index         High Yield
                                                                        Cash Pay
                                                                           Index
        7.4%         3.1%           2.6%           5.2%                4.3%

The equity portion of the Fund returned 7.4% due to strong performance in a number of stocks, particularly in the Financial and Consumer Staples sectors. ALLIANCE BERNSTEIN, NEW CENTURY FINANCIAL, CARRAMERICA REALTY, COINMACH SERVICE CO., ALASKA COMMUNICATIONS and CAROLINA GROUP all appreciated between 15% and 36% during the period. In addition, each of these companies pay substantial dividends to shareholders.

The fixed income portion of the Fund returned 3.1% for the period. Our top performing positions included PLY GEM INDUSTRIES, a manufacturer and distributor of vinyl siding and windows, and AZTAR CORPORATION, an operator of gaming and hotel facilities. Every major industry in the Merrill Lynch High Yield Cash Pay Index posted a positive return, though the Fund's bond gains were tempered by a high credit quality bias relative to the index.

                        HIGH YIELD INDUSTRY PERFORMANCE
        Six Months Ended May 31, 2006 (Source: Merrill Lynch, Bloomberg)

[Bar Chart Omitted]
Plot points for EDGAR purposes as follows:

   CCC INDEX   8.8%
  Automotive   8.0%
    Consumer   6.2%
       Steel   5.4%
  Technology   4.9%
       Paper   4.7%
                                  B INDEX 4.5%
                                  HY INDEX 4.3%
     Telecom   4.1%
    Cable TV   4.0%
   Chemicals   3.7%
   Utilities   3.0%
                                  BB INDEX 2.8%
Homebuilding   2.6%
      Gaming   2.5%
      Energy   2.0%
  Healthcare   1.9%

                                        7
                                      -----
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


DID ANY COMMON STOCKS OR FIXED INCOME HOLDINGS WITHIN THE FUND UNDERPERFORM RELATIVE TO YOUR EXPECTATIONS?

As can be seen in the chart below, only two equity sectors had negative performance for the period -- Technology and Healthcare. Since these sectors do not generally carry high yields, our exposure to them was minimal. Among our larger stock holdings, there were only a few stocks that underperformed versus our expectations (ALTRIA GROUP, KINDER MORGAN ENERGY PARTNERS, REDDY ICE HOLDINGS and REGAL ENTERTAINMENT); the reason for the poor performance was generally company specific. REGAL ENTERTAINMENT underperformed as movie attendance was weak during the period. There is debate as to whether this weak attendance was caused by cyclical or secular issues. We believe that the impacts are cyclical and the strong cash flows of this business will support a higher stock price in the future. The 6% annual dividend provides a solid return to patient investors. The underperformance in REDDY ICE HOLDINGS, in our view, was mostly the result of the announcement and completion of a secondary offering of shares. Like REGAL ENTERTAINMENT, this is a simple business model which generates a lot of cash and we continue to believe the stock will perform well in the future.

                         S&P 500 TOTAL RETURN BY SECTOR
                         (SIX MONTHS ENDED MAY 31, 2006)

[Bar Chart Omitted]
Plot points for EDGAR purposes as follows:

            Energy   11.93%
         Utilities    3.14%
 Telecommunication
          Services    4.89%
             REITS    7.96%
       Industrials    7.93%
   Basic Materials    9.83%
          Consumer
     Discretionary    2.18%
        Financials    4.14%
          Consumer
           Staples    2.84%
        Technology   -7.54%
       Health Care   -0.57%

On the fixed income side of the Fund, our worst performing bonds were CHIQUITA BRANDS, a producer and distributor of bananas and packaged salads, and QUEBECOR WORLD, a Canadian based commercial printer. Generally speaking, higher quality issuers and industries considered to be defensive, such as Healthcare and Gaming, underperformed.

WHAT CHANGES WERE MADE TO THE PORTFOLIO DURING THE PERIOD?

On the equity side of the portfolio, we became slightly more defensive by adding to our weight in the Consumer Staples and Telecommunication Services


                                        8
                                      -----
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


areas, while reducing our weights in the Energy, Basic Materials and Consumer Discretionary areas. Some new additions during the period were: VALOR COMMUNICATIONS, a provider of telecommunications services in rural communities in the southwestern United States; NATIONAL CITY CORP, a financial holding company with core businesses in commercial and retail banking, mortgage financing and servicing, consumer finance and asset management mainly in the Midwest; and JOHNSON & JOHNSON, the manufacturer of a wide range of medical products.

We continued to increase the average credit quality of the bond portfolio. The yield differential between BB and B-rated issues has compressed to a record low level. In this environment, we feel that taking additional risk by owning relatively lower quality bonds is unlikely to result in commensurately higher returns.

                                  B -BB SPREAD
                           May 31, 1989 - May 31, 2006
                       (Source: Merrill Lynch, Bloomberg)

[Line Graph Omitted]
Plot points for EDGAR purposes as follows:

May-89   217
Jun-89   245
Jul-89   266
Aug-89   270
Sep-89   302
Oct-89   343
Nov-89   348
Dec-89   337
Jan-90   367
Feb-90   395
Mar-90   396
Apr-90   393
May-90   374
Jun-90   358
Jul-90   365
Aug-90   439
Sep-90   545
Oct-90   497
Nov-90   465
Dec-90   465
Jan-91   491
Feb-91   319
Mar-91   413
Apr-91   380
May-91   372
Jun-91   320
Jul-91   284
Aug-91   284
Sep-91   242
Oct-91   222
Nov-91   203
Dec-91   189
Jan-92   176
Feb-92   167
Mar-92   151
Apr-92   158
May-92   162
Jun-92   165
Jul-92   171
Aug-92   169
Sep-92   182
Oct-92   190
Nov-92   166
Dec-92   192
Jan-93   196
Feb-93   197
Mar-93   178
Apr-93   186
May-93   174
Jun-93   150
Jul-93   176
Aug-93   201
Sep-93   203
Oct-93   194
Nov-93   170
Dec-93   161
Jan-94   167
Feb-94   144
Mar-94   162
Apr-94   172
May-94   159
Jun-94   151
Jul-94   163
Aug-94   181
Sep-94   163
Oct-94   168
Nov-94   184
Dec-94   184
Jan-95   190
Feb-95   190
Mar-95   205
Apr-95   197
May-95   215
Jun-95   234
Jul-95   210
Aug-95   224
Sep-95   232
Oct-95   237
Nov-95   251
Dec-95   254
Jan-96   237
Feb-96   218
Mar-96   205
Apr-96   186
May-96   178
Jun-96   203
Jul-96   201
Aug-96   185
Sep-96   175
Oct-96   200
Nov-96   206
Dec-96   169
Jan-97   159
Feb-97   149
Mar-97   163
Apr-97   173
May-97   151
Jun-97   151
Jul-97   165
Aug-97   156
Sep-97   162
Oct-97   173
Nov-97   164
Dec-97   165
Jan-98   172
Feb-98   151
Mar-98   149
Apr-98   141
May-98   147
Jun-98   152
Jul-98   149
Aug-98   241
Sep-98   308
Oct-98   321
Nov-98   236
Dec-98   246
Jan-99   246
Feb-99   232
Mar-99   206
Apr-99   188
May-99   179
Jun-99   178
Jul-99   182
Aug-99   187
Sep-99   210
Oct-99   171
Nov-99   161
Dec-99   152
Jan-00   155
Feb-00   172
Mar-00   198
Apr-00   162
May-00   161
Jun-00   171
Jul-00   182
Aug-00   235
Sep-00   274
Oct-00   312
Nov-00   485
Dec-00   457
Jan-01   357
Feb-01   340
Mar-01   393
Apr-01   372
May-01   413
Jun-01   376
Jul-01   386
Aug-01   318
Sep-01   362
Oct-01   403
Nov-01   267
Dec-01   242
Jan-02   229
Feb-02   216
Mar-02   215
Apr-02   222
May-02   102
Jun-02   374
Jul-02   379
Aug-02   302
Sep-02   310
Oct-02   342
Nov-02   238
Dec-02   203
Jan-03   198
Feb-03   211
Mar-03   216
Apr-03   196
May-03   225
Jun-03   207
Jul-03   203
Aug-03   187
Sep-03   197
Oct-03   177
Nov-03   178
Dec-03   168
Jan-04   170
Feb-04   188
Mar-04   193
Apr-04   168
May-04   168
Jun-04   156
Jul-04   163
Aug-04   155
Sep-04   156
Oct-04   147
Nov-04   130
Dec-04   124
Jan-05   138
Feb-05   130
Mar-05   120
Apr-05   148
May-05   120
Jun-05   110
Jul-05   106
Aug-05    90
Sep-05    78
Oct-05    85
Nov-05    93
Dec-05    64
Jan-06    90
Feb-06    68
Mar-06    62
Apr-06    55
May-06    50

Accordingly, our purchases during the period focused on BB rated issues and included AMERIGAS PARTNERS, a national propane distributor, BIO-RAD LABORATORIES, a manufacturer of scientific research and diagnostic products, and STEINWAY MUSICAL, a manufacturer of high-end musical instruments. Sales during the period included CABLEVISION SYSTEMS, a cable TV provider, and NORTEK INC., a manufacturer of residential building products.

HOW DID THE FUND TRADE RELATIVE TO ITS NET ASSET VALUE (NAV) DURING THE SIX MONTH PERIOD?

As of May 31, 2006, the Fund was trading at a closing price of $8.60, a discount of 1.9% to its Net Asset Value of $8.77. At the start of the period on November 30, 2005, the Fund was trading at a closing price of $10.70, a premium of 23.7% to its NAV of $8.65. Throughout the period, the Fund traded between a 3.6% discount to its NAV and a 27.2% premium to its NAV.


                                        9
                                      -----
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


                     HISTORY OF FUND PRICE, NAV AND PREMIUM
                          Six Months Ended May 31, 2006
                               (Source: Bloomberg)

[Line Graph Omitted]
Plot points for EDGAR purposes as follows:

                       PRICE          NAV
11/30/05               10.70         8.65
12/2/05                10.74         8.70
12/9/05                10.66         8.68
12/16/05               10.59         8.78
12/23/05               10.19         8.72
12/30/05               10.20         8.65
1/6/06                 10.43         8.82
1/13/06                10.70         8.85
1/20/06                10.49         8.66
1/27/06                10.76         8.77
2/3/06                 10.75         8.63
2/10/06                10.88         8.66
2/17/06                10.95         8.84
2/24/06                10.67         8.86
3/3/06                 10.80         8.84
3/10/06                10.78         8.86
3/17/06                10.57         9.06
3/24/06                10.59         8.98
3/31/06                10.70         8.96
4/7/06                 10.46         8.95
4/14/06                10.52         8.88
4/21/06                10.51         8.95
4/28/06                10.49         9.02
5/5/06                  9.99         9.08
5/12/06                 9.72         8.93
5/19/06                 8.82         8.76
5/26/06                 8.47         8.79

                 PREMIUM/DISCOUNT
11/30/05               23.70
12/2/05                23.45
12/9/05                22.81
12/16/05               20.62
12/23/05               16.86
12/30/05               17.92
1/6/06                 18.25
1/13/06                20.94
1/20/06                21.13
1/27/06                22.69
2/3/06                 24.57
2/10/06                25.64
2/17/06                23.87
2/24/06                20.43
3/3/06                 22.17
3/10/06                21.67
3/17/06                16.67
3/24/06                17.93
3/31/06                19.42
4/7/06                 16.87
4/14/06                18.47
4/21/06                17.43
4/28/06                16.30
5/5/06                 10.02
5/12/06                 8.85
5/19/06                 0.69
5/26/06                -3.64

WHAT IS YOUR CURRENT OUTLOOK FOR THE EQUITY AND FIXED INCOME MARKETS?

We are generally constructive on the equity market for the rest of the Fund's fiscal year, despite the current headwinds of slowing consumer spending and higher interest rates. Strong corporate earnings and balance sheets, continuing employment growth and growing productivity lead us to believe that the economy will continue to grow at a solid pace over the next six months. In our opinion, this scenario could lead to modest gains in the stock market with dividend yield continuing to play a more significant role than in the past. Therefore, we will continue to look to make investments in the equities of companies that have solid business models that generate significant cash flow which the companies return to their shareholders through stable and growing dividends.

We are also constructive on the bond portion of the Fund. Historically, when U.S. economic growth is strong, high yield bonds tend to perform well compared to other fixed income alternatives. Default rates remain lower than the historical average, as it appears to us that bank credit is readily available for most companies permitting them to fund growth projects or to refinance debt as it matures. Our optimism is somewhat restrained by the low risk premium


                                       10
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


implied by tight corporate bond spreads and an increasing amount of stock buybacks, which while beneficial to shareholders, in our view tend to be negative for corporate credit quality. In-depth bond covenant analysis will be an important factor in avoiding investments in companies that may look to re-leverage their balance sheets. The goal of the fixed income portfolio is to provide a consistent level of high income in support of the Fund's monthly distribution. The credit team continues to employ a bottom up approach, where rigorous fundamental research and cash flow analysis steers the investment decision making process.

                HIGH YIELD DEFAULT RATES: TRAILING TWELVE MONTHS
                                May 1996-May 2006
                                (Source: Moody's)

[Line Graph Omitted]
Plot points for EDGAR purposes as follows:

DATE     DEFAULT RATE
May-96           2.85
Jun-96           2.84
Jul-96           2.63
Aug-96           2.21
Sep-96           2.17
Oct-96           1.95
Nov-96           1.64
Dec-96           1.64
Jan-97           1.71
Feb-97           1.59
Mar-97           1.58
Apr-97           1.37
May-97           1.60
Jun-97           1.59
Jul-97           1.84
Aug-97           2.00
Sep-97           2.06
Oct-97           2.12
Nov-97           2.27
Dec-97           2.01
Jan-98           2.07
Feb-98           2.37
Mar-98           2.35
Apr-98           2.63
May-98           2.69
Jun-98           2.96
Jul-98           2.80
Aug-98           2.69
Sep-98           2.62
Oct-98           2.66
Nov-98           2.80
Dec-98           3.41
Jan-99           3.49
Feb-99           3.59
Mar-99           3.82
Apr-99           4.20
May-99           4.80
Jun-99           4.85
Jul-99           5.32
Aug-99           5.52
Sep-99           5.84
Oct-99           5.97
Nov-99           5.85
Dec-99           5.56
Jan-00           5.53
Feb-00           5.53
Mar-00           5.67
Apr-00           5.67
May-00           5.40
Jun-00           5.55
Jul-00           4.96
Aug-00           5.21
Sep-00           5.31
Oct-00           4.96
Nov-00           5.44
Dec-00           6.15
Jan-01           6.69
Feb-01           7.09
Mar-01           7.84
Apr-01           8.03
May-01           8.09
Jun-01           8.29
Jul-01           8.90
Aug-01           9.37
Sep-01           9.71
Oct-01          10.19
Nov-01          10.22
Dec-01          10.60
Jan-02          10.89
Feb-02          10.73
Mar-02          10.60
Apr-02          10.57
May-02          10.70
Jun-02          10.54
Jul-02          10.33
Aug-02          10.02
Sep-02           9.78
Oct-02           9.29
Nov-02           8.94
Dec-02           8.43
Jan-03           7.68
Feb-03           7.71
Mar-03           6.98
Apr-03           6.79
May-03           6.63
Jun-03           6.15
Jul-03           5.87
Aug-03           6.19
Sep-03           6.03
Oct-03           6.07
Nov-03           5.50
Dec-03           5.32
Jan-04           5.12
Feb-04           4.51
Mar-04           4.36
Apr-04           4.11
May-04           3.64
Jun-04           3.47
Jul-04           3.00
Aug-04           2.37
Sep-04           2.44
Oct-04           2.48
Nov-04           2.53
Dec-04           2.35
Jan-05           2.26
Feb-05           2.62
Mar-05           2.30
Apr-05           2.16
May-05           2.08
Jun-05           1.95
Jul-05           1.95
Aug-05           2.09
Sep-05           2.09
Oct-05           2.03
Nov-05           1.96
Dec-05           1.92
Jan-06           1.78
Feb-06           1.59
Mar-06           1.65
Apr-06           1.65
May-06           1.72

HOW IS THE FUND POSITIONED AT THE CLOSE OF THE PERIOD?

As of May 31, 2006, the percentage of the Fund's total investments held in equities and fixed income was 66% and 33%, respectively. The Fund continues to overweight high quality, higher dividend paying securities. The market may continue to reward companies that provide high dividends particularly as equity market returns remain muted relative to earlier periods. Financials continue to represent the largest sector allocation, as favorable valuation, high dividend yield and consistent growth relative to other sectors provides many attractive investment opportunities. As the Federal Reserve continued to push short term rates higher and as the markets began to discount a possible economic slowdown, we added to our holdings in the Consumer Staples sector which we believe should show steadier earnings characteristics in the event of a slowdown. In addition, we reduced our exposure to traditional Energy stocks because we believed energy prices could start to level off and possibly decline.




                                       11
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------

[Pie Chart Omitted]
Plot Points for EDGAR Purposes as Follows:

                        CWF (AS A % OF) TOTAL INVESTMENTS
                               As of May 31, 2006

Cash                            1%
Preferred Term Securities       8%
Fixed Income                   33%
Equities                       58%

[Pie Chart Omitted]
Plot Points for EDGAR Purposes as Follows:

                             FUND EQUITY ALLOCATION
                              (as of May 31, 2006)

Cash                            1%
Preferred Term Securities       8%
Fixed Income                   33%
Equities                       58%

Banks                          11.3%
Basic Industry                  0.4%
Consumer Staples               11.0%
Energy                          3.3%
Financial                      14.1%
Health Care                     1.2%
Real Estate                     6.9%
Telecommunications              5.2%
Transportation                  1.8%
Utilities                       2.8%

[Pie Chart Omitted]
Plot Points for EDGAR Purposes as Follows:

                          FUND FIXED INCOME ALLOCATION
                              (as of May 31, 2006)

Basic Industry                  5.0%
Capital Goods                   1.0%
Consumer Cyclical               1.6%
Consumer Staples                3.7%
Energy                          2.5%
Financial                       3.2%
Health Care                     1.6%
Industrials                     6.4%
Real Estate                     1.9%
Telecommunications              4.5%
Transportation                  0.3%
Utilities                       1.3%

Cash                            1%
Preferred Term Securities       8%
Fixed Income                   33%
Equities                       58%






                                       12
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


WHAT ARE THE TOP 10 EQUITY HOLDINGS BY PERCENTAGE OF TOTAL INVESTMENTS?

               TOP 10 EQUITIES BY PERCENTAGE OF TOTAL INVESTMENTS
                                                     % OF TOTAL
TICKER             SECURITY                          INVESTMENTS      YIELD%
--------------------------------------------------------------------------------
BAC       Bank of America Corporation                    5.84           4.1
MO        Altria Group Inc.                              4.80           4.4
AB        AllianceBernstein Holding LP                   2.60           4.8
DRY       Coinmach Service Corporation                   1.94           8.7
NCC       National City Corporation                      1.84           4.0
HIG       Hartford Financial Services Group, Inc.        1.72           1.8
VCG       Valor Communications Group, Inc.               1.54          11.7
RA        Reckson Associates Realty Corporation          1.53           4.4
CG        Loews Corporation-Carolina Group               1.39           3.9
DRE       Duke Realty Corporation                        1.36           5.5


================================================================================

                      DEFINITION OF THE COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

MERRILL LYNCH HIGH YIELD CASH PAY INDEX is an unmanaged index of corporate bonds that pay cash coupons, meet a minimum size threshold, and have a Merrill Lynch composite rating lower than BBB3.

MORGAN STANLEY REIT INDEX is an unmanaged total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.


================================================================================






                                       13
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


UTILIZATION OF LEVERAGE

The Chartwell Dividend and Income Fund, Inc. has utilized leverage through the issuance of commercial paper. As of May 31, 2006, the Fund had $55 million in leverage outstanding (out of $60 million available) in the form of commercial paper rated A1/P1 by Moody's Investors Service, Inc./Standard & Poor's Ratings Group. These ratings should enhance the marketability and reduce the interest costs associated with the issuance of the commercial paper. However, it must be noted that the utilization of leverage involves the risk of lower portfolio returns if the cost of leverage is higher than the resulting yields on assets or if the Fund experiences capital losses in excess of the yield spread, if any. Therefore, the addition of leverage also increases the potential volatility of the Fund. The Fund has the ability to leverage to a maximum of 33% of the Fund's gross assets.

The Fund utilizes leveraging to seek to enhance the yield and NAV of its common stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, the Fund issues commercial paper, which is issued at a discount equivalent to short-term interest rates, and invests the proceeds in long-term securities. The interest earned on these investments is paid to common stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of the Fund's common stock. However, in order to benefit common stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit common stock shareholders. IF EITHER OF THESE CONDITIONS CHANGE, THEN THE RISKS OF LEVERAGING WILL BEGIN TO OUTWEIGH THE BENEFITS.

To illustrate these concepts, assume a fund's common stock capitalization of $100 million and the issuance of commercial paper for an additional $50 million, creating a total value of $150 million available for investment in long-term securities. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The Fund pays a discount on the $50 million of commercial paper based on the lower short-term interest rates. At the same time, the Fund's total portfolio of $150 million earns the income based on long-term interest rates.

In this case, the discount paid to commercial paper holders is significantly lower than the income earned on the Fund's long-term investments, and therefore the common stock shareholders are the beneficiaries of the incremental yield. However, IF SHORT-TERM INTEREST RATES RISE, which they have been, narrowing the differential between short-term and long-term interest rates, THE INCREMENTAL YIELD PICK-UP ON THE COMMON STOCK WILL BE REDUCED OR ELIMINATED COMPLETELY. At the same time, the market value on the Fund's common stock (that is, its price as listed on the New York Stock Exchange), may, as a result, decline. Furthermore, IF LONG-TERM INTEREST RATES RISE, THE COMMON STOCK'S NAV WILL REFLECT THE FULL DECLINE IN THE PRICE OF THE PORTFOLIO'S INVESTMENTS, SINCE THE VALUE OF THE FUND'S COMMERCIAL PAPER DOES NOT FLUCTUATE. In addition to the decline in net asset value, the market value of the Fund's common stock may also decline.


                                       14
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


[Bar Chart Omitted]
Plot Points for EDGAR Purposes as Follows:

ASSET CLASS WEIGHTINGS+:

55.1%   Common Stock
33.5%   Corporate Notes/Bonds
 8.1%   Preferred Term Securities
 1.6%   Convertible Preferred Stock
 1.2%   Preferred Stock
 0.5%   Cash Equivalent
+ Percentages are based on total investments.


                                                       NUMBER OF      MARKET
                                                         SHARES       VALUE
                                                       ---------   ------------
COMMON STOCK--75.2%
BANKS--15.4%
AmSouth Bancorporation .............................      46,760   $  1,253,168
Bank of America Corporation ........................     242,000     11,712,800
Citigroup, Inc. ....................................      40,000      1,972,000
National City Corporation ..........................     100,000      3,688,000
New York Community Bancorp, Inc. ...................     119,000      1,982,540
U.S. Bancorp .......................................      66,000      2,037,420
                                                                   ------------
                                                                      22,645,928
                                                                   ------------
BASIC INDUSTRY--0.6%
Packaging Corporation of America ...................      20,000        426,000
Weyerhaeuser Company ...............................       7,400        473,304
                                                                   ------------
                                                                         899,304
                                                                   ------------
CONSUMER STAPLES--15.1%
Altria Group, Inc. .................................     132,950      9,618,932
B&G Foods, Inc. ....................................      34,300        528,220
Coinmach Service Corporation .......................     226,625      3,879,820
Coinmach Service Corporation, Class A ..............     142,350      1,416,383
Loews Corporation - Carolina Group .................      60,000      2,786,400
Reddy Ice Holdings, Inc. ...........................     100,000      2,073,000
Regal Entertainment Group, Class A .................     100,000      1,937,000
                                                                   ------------
                                                                      22,239,755
                                                                   ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       15
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                       NUMBER OF      MARKET
                                                         SHARES       VALUE
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
ENERGY--4.5%
Calumet Specialty Products Partners LP (c) .........       5,000   $    160,000
Chevron Corporation ................................      30,000      1,793,700
Enterprise Products Partners LP (c) ................      50,000      1,260,000
Linn Energy LLC (c) ................................       7,000        140,630
Marathon Oil Corporation ...........................      20,000      1,501,000
Sunoco Logistics Partners LP (c) ...................      40,000      1,718,000
                                                                   ------------
                                                                       6,573,330
                                                                   ------------
FINANCIAL--15.3%
AllianceBernstein Holding LP (c) ...................      80,000      5,222,400
American Capital Strategies Limited ................      40,000      1,370,000
Apollo Investment Corporation ......................      49,800        948,192
CapitalSource, Inc. ................................     100,000      2,345,000
Hartford Financial Services Group, Inc. ............      39,200      3,447,248
HomeBanc Corporation ...............................     300,000      2,340,000
iStar Financial, Inc. ..............................      50,000      1,904,000
New Century Financial Corporation ..................      35,000      1,629,950
People's Choice Europe Limited .....................      35,000        192,500
Technology Investment Capital Corporation ..........      55,595        781,666
Washington Mutual, Inc. ............................      50,000      2,295,500
                                                                   ------------
                                                                      22,476,456
                                                                   ------------
HEALTHCARE--1.6%
Bristol-Myers Squibb Company .......................      25,000        613,750
Johnson & Johnson ..................................      30,000      1,806,600
                                                                   ------------
                                                                       2,420,350
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--9.3%*
Boston Properties, Inc. ............................      30,000      2,539,500
BRE Properties, Class A ............................      19,500      1,016,730
CarrAmerica Realty Corporation .....................      32,600      1,445,158
Deerfield Triarc Capital Corporation ...............      50,000        649,000
Duke Realty Corporation ............................      80,320      2,726,061
LTC Properties, Inc.* ..............................      50,000      1,098,000
Mack-Cali Realty Corporation .......................      27,682      1,187,004
Reckson Associates Realty Corporation ..............      80,000      3,075,200
                                                                   ------------
                                                                      13,736,653
                                                                   ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       16
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                     NUMBER OF
                                                      SHARES/         MARKET
                                                 PRINCIPAL AMOUNT     VALUE
                                                 ----------------  ------------
COMMON STOCK (CONTINUED)
TELECOMMUNICATIONS--7.1%
Alaska Communications Systems Group, Inc. ..........     175,000   $  2,173,500
Citizens Communications Company ....................     150,000      1,902,000
Consolidated Communications Holdings, Inc. .........      40,000        655,200
Fairpoint Communications, Inc. .....................      75,000      1,011,000
Valor Communications Group, Inc. ...................     250,000      3,080,000
Verizon Communications, Inc. .......................      50,000      1,560,500
                                                                   ------------
                                                                      10,382,200
                                                                   ------------
TRANSPORTATION--2.4%
Aries Maritime Transport Limited ...................      50,000        564,500
Arlington Tankers Limited ..........................      42,100        908,097
K-Sea Transportation Partners LP (c) ...............      10,000        311,000
Seaspan Corporation ................................      33,400        697,392
Teekay LNG Partners LP (c) .........................      35,000      1,075,550
                                                                   ------------
                                                                       3,556,539
                                                                   ------------
UTILITIES--3.9%
AmeriGas Partners LP (c) ...........................      15,200        440,800
Kinder Morgan Energy Partners LP (c) ...............      45,000      2,124,000
Oneok Partners LP (c) ..............................      26,600      1,322,020
TEPPCO Partners LP (c) .............................      34,800      1,309,872
Transmontaigne Partners LP (c) .....................      15,000        458,100
                                                                   ------------
                                                                       5,654,792
                                                                   ------------
TOTAL COMMON STOCK (COST $93,119,526) ..............                110,585,307
                                                                   ------------

CORPORATE NOTES/BONDS--45.6%
BASIC INDUSTRY--6.9%
Arch Western Finance LLC
   6.750%, 07/01/13 ................................  $  965,000        940,875
Buhrmann US, Inc.
   8.250%, 07/01/14 ................................     620,000        630,850
Commercial Vehicle Group
   8.000%, 07/01/13 ................................     855,000        844,313
Goodman Global Holdings
   7.875%, 12/15/12 ................................     600,000        591,000
K. Hovnanian Enterprises
   6.500%, 01/15/14 ................................     750,000        692,648


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       17
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                       PRINCIPAL      MARKET
                                                         AMOUNT       VALUE
                                                       ---------   ------------
CORPORATE NOTES/BONDS (CONTINUED)
BASIC INDUSTRY (CONTINUED)
Koppers Industries
   9.875%, 10/15/13 ................................  $1,063,000   $  1,174,615
Ply Gem Industries, Inc.
   9.000%, 02/15/12 ................................   1,120,000      1,061,200
Quebecor Media+
   7.750%, 03/15/16 ................................   1,060,000      1,081,200
TRW Automotive, Inc.
   9.375%, 02/15/13 ................................   1,185,000      1,282,762
United Agri Products
   8.250%, 12/15/11 ................................     651,000        703,080
Williams Scotsman, Inc.
   8.500%, 10/01/15 ................................   1,070,000      1,083,375
                                                                   ------------
                                                                      10,085,918
                                                                   ------------
CAPITAL GOODS--1.4%
Clarke American Corporation+
   11.750%, 12/15/13 ...............................     450,000        474,750
Gl Glatfelter+
   7.125%, 05/01/16 ................................     680,000        680,000
Norcross Safety Products LLC, Series B
   9.875%, 08/15/11 ................................     850,000        888,250
                                                                   ------------
                                                                       2,043,000
                                                                   ------------
CONSUMER CYCLICAL--2.2%
Allied Security Escrow
   11.375%, 07/15/11 ...............................     515,000        520,150
Autonation Inc.+
   7.000%, 04/15/14 ................................   1,035,000      1,035,000
Rent-A-Center, Inc.
   7.500%, 05/01/10 ................................     700,000        698,250
Sonic Automotive, Inc., Series B
   8.625%, 08/15/13 ................................     990,000      1,004,850
                                                                   ------------
                                                                       3,258,250
                                                                   ------------
CONSUMER STAPLES--5.1%
Brown Shoe Company, Inc.
   8.750%, 05/01/12 ................................     800,000        840,000
Chiquita Brands International, Inc.
   7.500%, 11/01/14 ................................     950,000        802,750


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       18
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                       PRINCIPAL      MARKET
                                                         AMOUNT       VALUE
                                                       ---------   ------------
CORPORATE NOTES/BONDS (CONTINUED)
CONSUMER STAPLES (CONTINUED)
Crown Americas LLC+
   7.750%, 11/15/15 ................................  $1,020,000   $  1,032,750
MGM Mirage, Inc.
   8.500%, 09/15/10 ................................   1,125,000      1,192,500
MTR Gaming Group, Inc.+
   9.000%, 06/01/12 ................................     700,000        711,375
MTR Gaming Group, Inc., Series B
   9.750%, 04/01/10 ................................     520,000        554,450
Quicksilver, Inc.
   6.875%, 04/15/15 ................................     725,000        688,750
Stater Brothers Holdings
   8.125%, 06/15/12 ................................     895,000        892,762
Steinway Musical Instruments+
   7.000%, 03/01/14 ................................     830,000        819,625
                                                                   ------------
                                                                       7,534,962
                                                                   ------------
ENERGY--3.4%
Bluewater Finance Limited
   10.250%, 02/15/12 ...............................   1,000,000      1,040,000
Chesapeake Energy Corporation
   7.500%, 06/15/14 ................................   1,000,000      1,026,250
Copano Energy LLC+
   8.125%, 03/01/16 ................................     935,000        953,700
Encore Acquisition Company
   7.250%, 12/01/17 ................................     825,000        802,313
Hanover Compress Company
   7.500%, 04/15/13 ................................     605,000        601,975
Whiting Petroleum Corporation
   7.250%, 05/01/13 ................................     600,000        588,000
                                                                   ------------
                                                                       5,012,238
                                                                   ------------
FINANCIAL--4.5%
E*Trade Financial Corporation
   8.000%, 06/15/11 ................................     870,000        904,800
Ford Motor Credit Company
   7.000%, 10/01/13 ................................   1,950,000      1,684,416
General Motors Acceptance Corporation
   8.000%, 11/01/31 ................................   1,590,000      1,497,366


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       19
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                       PRINCIPAL      MARKET
                                                         AMOUNT       VALUE
                                                       ---------   ------------
CORPORATE NOTES/BONDS (CONTINUED)
FINANCIAL (CONTINUED)
General Motors Acceptance Corporation
   6.750%, 12/01/14 ................................  $1,220,000   $  1,109,196
Labranche & Company, Inc.
   11.000%, 05/15/12 ...............................   1,260,000      1,389,150
                                                                   ------------
                                                                       6,584,928
                                                                   ------------
HEALTHCARE--2.2%
Bio-Rad Laboratories, Inc.
   7.500%, 08/15/13 ................................     500,000        507,500
HCA, Inc.
   7.875%, 02/01/11 ................................     910,000        947,343
Town Sports International
   9.625%, 04/15/11 ................................   1,020,000      1,081,200
Universal Hospital Services
   10.125%, 11/01/11 ...............................     745,000        785,975
                                                                   ------------
                                                                       3,322,018
                                                                   ------------
INDUSTRIALS--8.8%
Ainsworth Lumber
   7.250%, 10/01/12 ................................     665,000        580,213
Allied Waste North America
   7.250%, 03/15/15 ................................   1,165,000      1,146,069
Douglas Dynamics, LLC+
   7.750%, 01/15/12 ................................     535,000        516,275
DRS Technologies, Inc.
   7.625%, 02/01/18 ................................     780,000        791,700
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 02/01/10 ...............................   1,010,000      1,080,700
General Cable Corporation
   9.500%, 11/15/10 ................................     680,000        736,950
Gibraltar Industries, Inc.+
   8.000%, 12/01/15 ................................   1,340,000      1,360,100
Ineos Group Holdings+
   8.500%, 02/15/16 ................................   1,080,000      1,015,200
INVISTA+
   9.250%, 05/01/12 ................................   1,315,000      1,400,475
Nalco Company
   7.750%, 11/15/11 ................................   1,050,000      1,057,875



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       20
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                       PRINCIPAL      MARKET
                                                         AMOUNT       VALUE
                                                       ---------   ------------
CORPORATE NOTES/BONDS (CONTINUED)
INDUSTRIALS (CONTINUED)
Quebecor World Cap Corporation+
   8.750%, 03/15/16 ................................  $1,080,000   $  1,023,508
Rathgibson, Inc.+
   11.250%, 02/15/14 ...............................     380,000        409,450
Superior Essex Communications, LLC
   9.000%, 04/15/12 ................................     900,000        924,750
Tronox Worldwide Finance Corporation+
   9.500%, 12/01/12 ................................     835,000        870,487
                                                                   ------------
                                                                      12,913,752
                                                                   ------------
REAL ESTATE--2.6%
Aztar Corporation
   7.875%, 06/15/14 ................................     665,000        714,044
Boyd Gaming Corporation
   7.750%, 12/15/12 ................................   1,090,000      1,119,975
Geo Group, Inc.
   8.250%, 07/15/13 ................................   1,120,000      1,136,800
Intrawest Corporation
   7.500%, 10/15/13 ................................     890,000        907,800
                                                                   ------------
                                                                       3,878,619
                                                                   ------------
TELECOMMUNICATIONS--6.1%
Albritton Communications Company
   7.750%, 12/15/12 ................................     990,000        996,187
Charter Communications Operating, LLC+
   8.000%, 04/30/12 ................................     900,000        897,750
Cincinnati Bell, Inc.
   8.375%, 01/15/14 ................................   1,390,000      1,410,850
CSC Holdings, Inc.
   7.875%, 02/15/18 ................................     785,000        794,813
Echostar DBS Corporation
   6.625%, 10/01/14 ................................     750,000        710,625
Hughes Network Systems, LLC+
   9.500%, 04/15/14 ................................   1,080,000      1,096,200
L-3 Communications Corporation
   7.625%, 06/15/12 ................................     500,000        512,500
Qwest Corporation
   8.875%, 03/15/12 ................................   1,390,000      1,497,725



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       21
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                     NUMBER OF
                                                      SHARES/         MARKET
                                                 PRINCIPAL AMOUNT     VALUE
                                                 ----------------  ------------
CORPORATE NOTES/BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Rogers Wireless, Inc.
   7.250%, 12/15/12 ................................  $1,060,000   $  1,073,250
                                                                   ------------
                                                                       8,989,900
                                                                   ------------
TRANSPORTATION--0.5%
Ship Finance International Limited
   8.500%, 12/15/13 ................................     705,000        680,325
                                                                   ------------
UTILITIES--1.9%
Amerigas Partners/Eagles Finance
   7.125%, 05/20/16 ................................     935,000        904,613
CE Generation, LLC
   7.416%, 12/15/18 ................................     618,000        638,285
NRG Energy, Inc.
   7.375%, 02/01/16 ................................     625,000        627,344
Tenaska Alabama Part+
   7.000%, 06/30/21 ................................     591,156        585,687
                                                                   ------------
                                                                       2,755,929
                                                                   ------------
TOTAL CORPORATE NOTES/BONDS (COST $67,913,154) .....                 67,059,839
                                                                   ------------
CONVERTIBLE PREFERRED STOCK--2.3%
FINANCIAL--2.3%
ACE Limited, 7.800% ................................      26,025        668,843
Chubb Corporation, 7.000% ..........................      10,000        355,100
Merrill Lynch & Company, RIG CAP APP
   Notes Transocean, 11.000%, 10/06 ................      16,653      1,078,282
Metlife, Inc., 6.375% ..............................      25,000        692,250
XL Capital Limited, 6.500% .........................      10,000        213,000
XL Capital Limited, 7.000% .........................      13,859        337,882
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,134,784)                  3,345,357
                                                                   ------------
PREFERRED STOCK--1.6%
FINANCIAL--1.6%
Felcor Lodging Trust, Inc., 8.000% .................      40,000        976,000
Public Storage, 7.250% .............................      40,000      1,000,800
TransCanada Corporation, 8.250% ....................      14,905        379,630
                                                                   ------------
TOTAL PREFERRED STOCK (COST $2,381,501) ............                  2,356,430
                                                                   ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       22
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                       NUMBER OF      MARKET
                                                         SHARES       VALUE
                                                       ---------   ------------
PREFERRED TERM SECURITIES (A)--11.0%
Alesco Preferred Funding IX+ .......................       1,000   $  1,000,000
Alesco Preferred Funding X+ ........................       1,000      1,000,000
Alesco Trust Funding+ ..............................      15,000      1,500,000
I-Preferred Term Securities IV .....................      10,000      1,010,000
Preferred Term Securities IV .......................      20,000      1,015,500
Preferred Term Securities XIII .....................      10,000        920,200
Preferred Term Securities XIV ......................      20,000      1,728,000
Preferred Term Securities XV .......................      20,000      1,905,000
Preferred Term Securities XVI ......................      10,000        992,900
Preferred Term Securities XVII .....................       6,000        544,920
Preferred Term Securities XVIII ....................      10,000        905,800
Preferred Term Services XIX+ .......................      10,000        927,400
Preferred Term Securities XX .......................      10,000      1,001,500
Preferred Term Securities XXI ......................      10,000      1,031,500
Taberna Preferred Funding I+ .......................     250,000        250,000
Taberna Preferred Funding II+ ......................         500        500,000
                                                                   ------------
TOTAL PREFERRED TERM SECURITIES (COST $14,276,822) .                 16,232,720
                                                                   ------------
CASH EQUIVALENT (B)--0.6%
SEI Daily Income Trust, Treasury Fund,
   Class A Shares, 4.850% ..........................     901,783        901,783
                                                                   ------------
TOTAL CASH EQUIVALENT (COST $901,783) ..............                    901,783
                                                                   ------------
TOTAL INVESTMENTS--136.3%
   (COST $181,727,570) .............................               $200,481,436
                                                                   ------------






                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       23
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)

                                                                      MARKET
                                                         WRITTEN       VALUE
                                                        CONTRACTS    (NOTE 1)
                                                        ---------  ------------
COVERED CALL OPTIONS WRITTEN--(0.2)%
Bank of America Corporation Jul. 50 ................        (300)  $    (18,000)
Boston Properties Inc. Jul. 95 .....................        (300)        (9,000)
BRE Properties Inc. Jun. 50 ........................        (195)       (47,288)
Bristol-Myers Squibb Company Jul. 25 ...............        (250)       (12,500)
Chevron Corporation Jun. 65 ........................        (300)        (3,000)
Citigroup, Inc. Jun. 47.50 .........................        (400)       (80,000)
Hartford Financial Services Group, Inc. Jun. 90 ....        (200)       (18,000)
Johnson & Johnson Jun. 60 ..........................        (300)       (24,000)
Mack-Cali Realty Corporation Jul 45 ................        (276)        (6,900)
National City Corporation Jul. 37.5 ................      (1,000)       (75,000)
New Century Financial Jun. 50 ......................        (350)       (15,750)
Reckson Associates Realty Jun. 45 ..................        (170)            --
Verizon Communications Jul 32.50 ...................        (500)       (15,000)
Washington Mutual, Inc Jul 47.50 ...................        (500)       (40,000)
                                                                   -------------
TOTAL COVERED CALL OPTIONS WRITTEN
   (PREMIUM RECEIVED $369,149) .....................                   (364,438)
                                                                   -------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS--(36.1)%                (53,120,694)
                                                                   -------------
NET ASSETS--100.0% .................................               $146,996,304
                                                                   =============


*     Real Estate Investment Trusts
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. At May 31, 2006, these securities amounted to $21,140,932 or 14.4% of net assets.
(a) Security is illiquid.
(b) Rate shown is the 7-day effective yield as of May 31, 2006. (c) Securities are considered Master Limited Partnerships. At May 31, 2006, these securities amounted to $15,542,372 ?or 10.6% of net assets.
LLC   Limited Liability Company
LP    Limited Partnership








                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       24
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
AS OF MAY 31, 2006 (UNAUDITED)

ASSETS:
Investments, at value (cost $181,727,570) (Note 1) ..............  $200,481,436
Interest receivable .............................................     1,458,601
Dividends receivable ............................................       365,026
Receivable for securities sold ..................................       320,266
Prepaid expenses and other assets ...............................       122,990
                                                                   -------------
     Total assets ...............................................   202,748,319
                                                                   -------------
LIABILITIES:
Commercial paper (Note 4) .......................................    54,642,444
Covered call options written, at value
   (premiums received--$369,149) (Note 1) .......................       364,438
Payable for securities purchased ................................       277,900
Payable to custodian ............................................       111,946
Payable for investment management fees (Note 2) .................       146,662
Payable for administration fees (Note 2) ........................        17,254
Accrued expenses and other liabilities ..........................       191,371
                                                                   -------------
     Total liabilities ..........................................    55,752,015
                                                                   -------------
NET ASSETS ......................................................  $146,996,304
                                                                   =============

NET ASSETS CONSIST OF:
   Common Stock, $0.01 par value
     (authorized 100,000,000 shares) ............................  $    167,569
   Additional paid-in-capital ...................................   191,179,365
   Distributions in excess of net investment income .............    (2,800,019)
   Accumulated net realized losses on investments and options ...   (60,309,188)
   Net unrealized appreciation on investments and options .......    18,758,577
                                                                   -------------
NET ASSETS -- 100%                                                 $146,996,304
                                                                   =============

NET ASSET VALUE PER SHARE:
   $146,996,304 / 16,756,888 shares of Common Stock issued
     and outstanding ............................................  $       8.77
                                                                   =============






                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       25
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
MAY 31, 2006 (UNAUDITED)

INVESTMENT INCOME:
Dividends .......................................................   $ 4,319,596
Interest ........................................................     2,760,563
                                                                    ------------
     Total investment income ....................................     7,080,159
                                                                    ------------
EXPENSES:
Investment management fees (Note 2) .............................       958,157
Administration fees (Note 2) ....................................       100,856
Commercial paper fees ...........................................        99,079
Professional fees ...............................................        87,554
Printing and shareholder reports ................................        40,385
Transfer agent fees .............................................        23,711
Registration fees ...............................................        11,542
Directors' fees and expenses ....................................        11,307
Custodian fees ..................................................         6,787
Other operating expenses ........................................        18,295
                                                                    ------------
   Total operating expenses .....................................     1,357,673
Interest expense (Note 4) .......................................     1,259,194
                                                                    ------------
   Total expenses ...............................................     2,616,867
                                                                    ------------
   Less:
     Investment management fees waived (Note 2) .................      (100,883)
                                                                    ------------
     Net expenses ...............................................     2,515,984
                                                                    ------------
     NET INVESTMENT INCOME ......................................     4,564,175
                                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ................................     3,413,777
Net realized gain on written call options .......................       755,445
Change in net unrealized appreciation on investments
   and options ..................................................     1,460,570
                                                                    ------------
Net realized and unrealized gain on investments and options .....     5,629,792
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $10,193,967
                                                                    ============






                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       26
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED
MAY 31, 2006 (UNAUDITED)

INCREASE (DECREASE) IN CASH Cash flows provided from operating activities:
   Interest and dividends received ..............................  $  9,522,117
   Operating expenses paid ......................................    (1,338,481)
   Interest paid ................................................    (1,259,194)
   Net proceeds from the sale of short-term portfolio investments      (345,317)
   Purchase of long-term portfolio investments ..................   (75,817,428)
   Proceeds from sale of long-term portfolio investments ........    75,375,861
   Premiums received from written options transactions ..........     1,193,943
                                                                   -------------
     Net cash provided from operating activities ................     7,331,501
                                                                   -------------
Cash flows provided from financing activities:
   Net cash provided from commercial paper issuance .............        (4,445)
   Cash dividends paid to shareholders ..........................    (7,549,272)
                                                                   -------------
     Net cash provided from financing activities ................    (7,553,717)
                                                                   -------------
Net decrease in cash ............................................      (222,216)
   Cash at beginning of period ..................................       110,270
                                                                   -------------
   Cash at end of period ........................................  $   (111,946)
                                                                   =============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations ............  $ 10,193,967
                                                                   -------------
   Accretion of market discount .................................       (16,744)
   Decrease in investments ......................................     2,435,543
   Net realized gain on investments and options .................    (4,169,222)
   Net change in unrealized appreciation
     on investments and options .................................    (1,460,570)
   Decrease in receivable for securities sold ...................       415,642
   Decrease in interest and dividend receivable .................       601,025
   Increase in commercial paper discount ........................       (58,083)
   Increase in prepaid expenses and other assets ................       (80,832)
   Decrease in payable for securities purchased .................      (528,365)
   Decrease in accrued expenses and other liabilities ...........          (860)
                                                                   -------------
     Total adjustments ..........................................     2,862,466
                                                                   -------------
   Net cash provided from operating activities ..................  $  7,331,501
                                                                   =============



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       27
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE SIX     FOR THE
                                                     MONTHS ENDED   YEAR ENDED
                                                     MAY 31, 2006  NOVEMBER 30,
                                                     (UNAUDITED)       2005
                                                     ------------  ------------
OPERATIONS:
   Net investment income ........................... $  4,564,175  $ 10,206,159
   Net realized gain (loss) on investments .........    3,413,777      (876,747)
   Net realized gain on written call options .......      755,445       966,347
   Change in net unrealized appreciation
     on investments and options ....................    1,460,570       885,969
                                                     ------------  ------------
Net increase in net assets
   resulting from operations .......................   10,193,967    11,181,728
                                                     ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income ...........................   (8,191,564)   (8,850,425)
   Distributions in excess .........................           --      (166,997)
   Tax return of capital ...........................           --    (7,580,904)
                                                     ------------  ------------
Net decrease in net assets resulting from
   dividends and distributions .....................   (8,191,564)  (16,598,326)
                                                     ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Reinvestment of dividends resulting in the
   issuance of Common Stock transactions ...........      642,292     1,624,435
                                                     ------------  ------------
Net increase in net assets resulting from
   Common Stock transactions .......................      642,292     1,624,435
                                                     ------------  ------------
Total increase (decrease) in net assets ............    2,644,695    (3,792,163)
                                                     ------------  ------------
NET ASSETS:
   Beginning of period .............................  144,351,609   148,143,772
                                                     ------------  ------------
   End of period
     (including undistributed (distributions in
     excess of) net investment income of
     $(2,800,019) and $827,370, respectively) ...... $146,996,304  $144,351,609
                                                     ============  ============






                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       28
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

                                                                      FOR THE
                                                                     SIX MONTHS      FOR THE
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE                            ENDED       YEAR ENDED
BEEN DERIVED FROM INFORMATION PROVIDED IN THE                       MAY 31, 2006   NOVEMBER 30,
FINANCIAL STATEMENTS                                                 (UNAUDITED)       2005
                                                                    ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................       $   8.65      $   8.96
                                                                      --------      --------
INCOME/GAIN FROM INVESTMENT OPERATIONS: (1)
  Net investment income .......................................           0.27          0.61
  Net realized and unrealized gain on
    investment transactions and options .......................           0.34          0.08
                                                                      --------      --------
    Total from investment operations ..........................           0.61          0.69
                                                                      --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income ........................          (0.49)        (0.53)
  Distributions in excess .....................................             --         (0.01)
  Tax return of capital .......................................             --         (0.46)
                                                                      --------      --------
    Total dividends and distributions .........................          (0.49)        (1.00)
                                                                      --------      --------
NET ASSET VALUE, END OF PERIOD ................................       $   8.77      $   8.65
                                                                      ========      ========
MARKET VALUE, END OF PERIOD ...................................       $   8.60      $  10.70
                                                                      ========      ========
TOTAL RETURN BASED ON: (2)
  Net asset value .............................................           7.16%         8.19%
                                                                      ========      ========
  Market value ................................................         (15.74)%       18.14%
                                                                      ========      ========
RATIOS AND SUPPLEMENTAL DATA: (3)
  Net assets, end of period (000 omitted) .....................       $146,996      $144,352
                                                                      ========      ========
  Total expenses including waiver of fees .....................           3.42%         2.90%
  Total expenses excluding waiver of fees .....................           3.55%         3.04%
  Total operating expenses including waiver of fees (4) .......           1.57%         1.59%
  Total operating expenses excluding waiver of fees (4) .......           1.71%         1.73%
  Commercial paper fees and interest expense ..................           1.84%         1.31%
  Net investment income including waiver of fees ..............           6.20%         7.00%
  Portfolio turnover ..........................................             38%           80%

LEVERAGE ANALYSIS:
  Aggregate amount outstanding at end of period
    (000 omitted) .............................................       $ 55,000      $ 55,000
  Average daily balance of amortized cost of commercial
    paper outstanding (000 omitted) ...........................       $ 54,682      $ 54,794
  Asset coverage per $1,000 at end of period ..................       $  3,683      $  3,679
------------------

(1) Based on average shares outstanding.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the Redemption of Fund shares.
(3) Ratios are stated as a percentage of average weekly net assets which includes any liabilities constituting indebtedness in connection with financial leverage.
(4) Exclusive of commercial paper fees.
Amounts designated as "--" are $0 or have been rounded to $0.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       29
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                        For the Years Ended
                                                                            November 30,
                                                                   ----------------------------
                                                                        2004          2003
                                                                   -------------- -------------
NET ASSET VALUE, BEGINNING OF YEAR ............................       $   8.52      $   7.47
                                                                      --------      --------
INCOME/GAIN FROM INVESTMENT OPERATIONS: (1)
  Net investment income .......................................           0.55          0.60
  Net realized and unrealized gain on
    investment transactions and options .......................           0.89          1.45
                                                                      --------      --------
    Total from investment operations ..........................           1.44          2.05
                                                                      --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income ........................          (0.54)        (0.61)
  Distributions in excess .....................................          (0.46)           --
  Tax return of capital .......................................             --         (0.39)
                                                                      --------      --------
    Total dividends and distributions .........................          (1.00)        (1.00)
                                                                      --------      --------
NET ASSET VALUE, END OF YEAR ..................................       $   8.96      $   8.52
                                                                      ========      ========
MARKET VALUE, END OF YEAR .....................................       $  10.03      $   9.80
                                                                      ========      ========
TOTAL RETURN BASED ON: (2)
  Net asset value .............................................          18.01%        28.96%
                                                                      ========      ========
  Market value ................................................          14.02%        51.57%
                                                                      ========      ========
RATIOS AND SUPPLEMENTAL DATA: (3)
  Net assets, end of year (000 omitted) .......................       $148,144      $139,137
                                                                      ========      ========
  Total expenses including waiver of fees .....................           2.26%         2.40%
  Total expenses excluding waiver of fees .....................           2.40%         2.54%
  Total operating expenses including waiver of fees (4) .......           1.57%         1.57%
  Total operating expenses excluding waiver of fees (4) .......           1.71%         1.86%
  Commercial paper fees and interest expense ..................           0.69%         0.68%
  Net investment income including waiver of fees ..............           6.34%         7.58%
  Portfolio turnover ..........................................             99%           99%

LEVERAGE ANALYSIS:
  Aggregate amount outstanding at end of year
    (000 omitted) .............................................       $ 55,000      $ 50,000
  Average daily balance of amortized cost of commercial
    paper outstanding (000 omitted) ...........................       $ 54,052      $ 49,925
  Asset coverage per $1,000 at end of year ....................       $  3,680      $  3,838
------------------

(1) Based on average shares outstanding.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the Redemption of Fund shares.
(3) Ratios are stated as a percentage of average weekly net assets which includes any liabilities constituting indebtedness in connection with financial leverage.
(4) Exclusive of commercial paper fees.
Amounts designated as "--" are $0 or have been rounded to $0.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       30
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                        For the Years Ended
                                                                            November 30,
                                                                   ----------------------------
                                                                        2002          2001
                                                                   -------------- -------------
NET ASSET VALUE, BEGINNING OF YEAR ............................       $   9.76      $  10.33
                                                                      --------      --------
INCOME/GAIN (LOSS) FROM INVESTMENT OPERATIONS: (1)
  Net investment income .......................................           0.66          0.65
  Net realized and unrealized gain (loss) on
    investment transactions and options .......................          (1.83)         0.02
                                                                      --------      --------
    Total from investment operations ..........................          (1.17)         0.67
                                                                      --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income ........................          (0.66)        (0.65)
  Tax return of capital .......................................          (0.46)        (0.59)
                                                                      --------      --------
    Total dividends and distributions .........................          (1.12)        (1.24)
                                                                      --------      --------
NET ASSET VALUE, END OF YEAR ..................................       $   7.47      $   9.76
                                                                      ========      ========
MARKET VALUE, END OF YEAR .....................................       $   7.27      $  10.55
                                                                      ========      ========
TOTAL RETURN BASED ON: (2)
    Net asset value ...........................................         (13.50)%        6.15%
                                                                      ========      ========
    Market value ..............................................         (22.12)%       23.95%
                                                                      ========      ========
RATIOS AND SUPPLEMENTAL DATA: (3)
  Net assets, end of year (000 omitted) .......................       $120,086      $154,139
                                                                      ========      ========
  Total expenses including waiver of fees .....................           2.81%         2.62%
  Total expenses excluding waiver of fees .....................           2.86%           --
  Total operating expenses including waiver of fees (4) .......           1.81%         1.36%
  Total operating expenses excluding waiver of fees (4) .......           1.86%           --
  Commercial paper fees and interest expense ..................           1.00%         1.26%
  Net investment income including waiver of fees ..............           7.64%         4.51%
  Portfolio turnover ..........................................            102%          132%

LEVERAGE ANALYSIS:
  Aggregate amount outstanding at end of year
    (000 omitted) .............................................       $ 50,000      $ 60,000
  Average daily balance of amortized cost of commercial
    paper outstanding (000 omitted) ...........................       $ 56,250      $ 59,690
  Asset coverage per $1,000 at end of year ....................       $  3,445      $  3,703
------------------

(1) Based on average shares outstanding.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the Redemption of Fund shares.
(3) Ratios are stated as a percentage of average weekly net assets which includes any liabilities constituting indebtedness in connection with financial leverage.
(4) Exclusive of commercial paper fees.
Amounts designated as "--" are $0 or have been rounded to $0.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       31
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Chartwell Dividend and Income Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 6, 1998 and is registered under the Investment Company Act of 1940 as amended, (the "Act"), as a closed-end, diversified management investment company. The Fund had no operations until June 17, 1998 when it sold 6,667 shares of Common Stock for $100,005 to Chartwell Investment Partners, L.P. (the "Manager"). Investment operations commenced on June 29, 1998. The Fund's primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investment securities of the Fund that are listed on a securities exchange, except for debt securities, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Fund that are quoted on the NASDAQ market system are valued at the official closing price, or if there is none, at the last sales price. If there is no reported sale, these securities and unlisted securities for which market quotations are not readily available are valued at last bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. All securities and assets for which quotations are not readily available, of which there were none as of May 31, 2006, are valued in accordance with Fair Value Procedures established



                                       32
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


by the Board of Directors (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, among other things: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

CASH AND CASH EQUIVALENTS: Idle cash is swept into a money market fund at Wachovia Bank, N.A., (the "Custodian"), and is classified as cash equivalents on the Schedule of Investments. Amounts so invested are generally available on the same business day.

WRITTEN OPTIONS: When the Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

DIVIDENDS AND DISTRIBUTIONS: The Fund will declare and pay dividends to shareholders on a monthly basis. Net long-term capital gains, if any, in excess of capital loss carryforwards are distributed to shareholders annually. Dividends from net investment income and capital gain distributions, if any, are determined in accordance with U.S. Federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions, if any, to shareholders are recorded on the ex-dividend date.

The Fund currently intends to distribute a monthly fixed amount to shareholders. The Fund's final distribution for each calendar year may exceed that amount, however, to the extent necessary for the Fund to have distributed all of its net investment company taxable income and net capital gains recognized during the year, if any. If, for any calendar year, the total distributions exceed current and accumulated earnings and profit, the excess, distributed from the Fund's assets,



                                       33
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


will generally be treated as a tax-free return of capital and will result in a reduction in the shareholder's basis. The Board reserves the right to change the aforementioned dividend policy from time to time.

BORROWINGS: The Fund issues short-term commercial paper at a discount from par. The discount is amortized to interest expense over the life of the commercial paper using the straight-line method.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund accretes original issue discount on securities using the effective interest method.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS"): With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

INVESTMENTS IN PREFERRED TERM SECURITIES ("PTSS"): The Fund invests in Preferred Term Securities ("PTSs"), a type of collateralized debt obligation ("CDO"). A PTS is a trust collateralized by a pool of capital securities of Affiliated Holding Corps., typically of, but not limited to, smaller to medium sized banks and insurance companies.

The income tranche of these securities, owned by the Fund, receives residual cash disbursements after the senior tranches are paid a stated rate of interest. Dividend income from these securities is recorded based on anticipated cash flows and the internal rate of return of each PTS. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each PTS quarterly, and may differ from the estimated amounts.




                                       34
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), PTSs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in PTSs that are subordinate to other classes; and (iv) the complex structure of the security may produce disputes with the issuer or unexpected investment results.

NOTE 2. INVESTMENT MANAGEMENT, ADMINISTRATION, CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement with the Manager. The Manager manages the Fund's portfolio and makes investment decisions. For these services, the Fund pays the Manager a monthly fee at an annual rate of 0.95% of the Fund's Managed Assets. "Managed Assets" are the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities, excluding debt related to leveraging, short-term debt and the aggregate liquidation preference of any outstanding preferred stock. The Manager has agreed to limit the investment management fee paid to it by the Fund to 0.85% of the Fund's Managed Assets. This waiver is voluntary and may be changed at any time.

The Fund has entered into an administration agreement with SEI Investments Global Funds Services (the "Administrator"). Under such agreement, the Administrator performs or arranges for the performance of certain administrative services necessary for the operation of the Fund. For these services, the Fund pays a fee to the Administrator based on the Fund's Managed Assets according to the following rates: 0.10% on the first $250 million of such Managed Assets and 0.09% on such Managed Assets in excess of $250 million, subject to a minimum annual fee of $180,000, which includes fees under this agreement and fees received by the Administrator from the Chartwell U.S. Equity and Chartwell Small Cap Value Funds. The allocation of the minimum will be assessed based upon Managed Assets of the Fund and net assets of the Chartwell U.S. Equity and Chartwell Small Cap Value Funds.

Certain officers and/or directors of the Fund are officers and/or directors of the Manager. The Fund pays each director, who is not an "affiliated person" as defined in the Act (a "Disinterested Director"), a fee of $2,000 for each regular Board Meeting attended, $750 for each special Board Meeting attended, plus $1,000 per year for audit committee members. Prior to January 18, 2006 the Fund paid each Disinterested Director a fee of $1,500 for each regular Board Meeting attended, plus $1000 per year for audit committee members and an additional fee of $250 per year for the chairman of the audit committee.





                                       35
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


For the six months ended May 31, 2006, the Fund incurred a legal expense of $55,195 for services provided by Drinker Biddle & Reath LLP, counsel for the Fund. A partner of the firm is an officer of the Fund.

Wachovia Bank, N.A. serves as the custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

NOTE 3. PURCHASE AND SALES OF INVESTMENTS

For the six months ended May 31, 2006, purchases and sales of investments, excluding short-term investments, totaled $75,817,428 and $75,375,861, respectively.

The following table summarizes the Fund's call options written for the six months ended May 31, 2006:

                                                    NUMBER OF
                                                    CONTRACTS       PREMIUMS
                                                    ---------       --------
         Options outstanding, November 30, 2005         4,729    $   408,530
         Options written ......................        19,842      1,698,936
         Options expired ......................       (11,906)    (1,068,548)
         Options exercised ....................        (4,740)      (477,880)
         Options closed .......................        (2,884)      (191,889)
                                                      -------    -----------
         Options outstanding, May 31, 2006 ....         5,041    $   369,149
                                                      =======    ===========

NOTE 4. COMMERCIAL PAPER

As of May 31, 2006, $55,000,000 of commercial paper was outstanding with an amortized cost of $54,642,444. The average discount rate of commercial paper outstanding at May 31, 2006, was 5.08%. The average daily balance of commercial paper outstanding for the six months ended May 31, 2006, was $54,681,501 at a weighted average discount rate of 5.08%. The maximum face amount of commercial paper outstanding at any time during the six months ended May 31, 2006, was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund has entered into a line of credit arrangement with a bank for $30,000,000. Interest on borrowing is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.30% per annum on the unused balance. There were no borrowings under this arrangement during the six months ended May 31, 2006.

NOTE 5. CAPITAL STOCK

There are 100,000,000 shares of $0.01 par value common stock authorized. Of the 16,758,888 shares of common stock outstanding at May 31, 2006, the Manager owned 15,630 shares.

For the six months ended May 31, 2006, and the year ended November 30, 2005, the Fund issued 63,940 and 166,611 shares, respectively, in connection with the Fund's dividend reinvestment plan.



                                       36
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


NOTE 6. MARKET AND CREDIT RISKS

The Fund may invest in high-yielding fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba1 or lower by Moody's. Investments in these higher-yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities. The Fund may invest up to 15% of its total assets in illiquid securities and other securities which may not be readily marketable. In addition, the Fund may purchase securities sold in reliance of Rule 144A of the Securities Act of 1933. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

NOTE 7. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income tax or excise tax is required.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                  ORDINARY                RETURN OF
                   INCOME                  CAPITAL                   TOTALS
                -----------               ----------              -----------
2005            $ 9,017,422               $7,580,904              $16,598,326
2004             16,413,496                       --               16,413,496

As of November 30, 2005, the components of Accumulated Losses were as follows:

Capital loss carryforwards                                 $(65,013,429)
Post October losses                                          (1,517,013)
Net unrealized appreciation                                  19,352,274
Other temporary differences                                     825,135
                                                           ------------
Total accumulated losses                                   $(46,353,033)
                                                           ============

The following summarizes the capital loss carryforwards as of November 30, 2005. These capital loss carryforwards are available to offset future net capital gains.

                EXPIRING IN FISCAL YEAR                      AMOUNT
                -----------------------                   -----------
                         2008                             $ 7,795,271
                         2009                              25,913,206
                         2010                              30,533,344
                         2011                                 771,608
                                                          -----------
Total capital loss carryforwards                          $65,013,429
                                                          ===========



                                       37
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


The Federal tax cost as well as the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2006, were as follows:

Federal Tax Cost ...........................................  $181,727,570
                                                              ------------
Aggregate Gross Unrealized Appreciation ....................    22,922,620
Aggregate Gross Unrealized Depreciation ....................    (4,168,754)
 ...........................................................  ------------
Net Unrealized Appreciation                                   $ 18,753,866
                                                              ============

NOTE 8. SUBSEQUENT EVENTS

The Board of the Fund declared the following dividends:

 DECLARATION DATE     EX-DATE       RECORD DATE    PAYABLE DATE    DIVIDEND RATE
 ----------------     -------       -----------    ------------    -------------
   June 1, 2006    June 20, 2006   June 22, 2006   June 30, 2006      $0.0733

NOTE 9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On March 15, 2006, the Fund's Audit Committee selected, and the Fund's Board ratified the selection of, Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2006. During the Fund's fiscal years ended November 30, 2005 and November 30, 2004 and subsequent interim period ended March 15, 2006, neither the Fund nor anyone on its behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of the Fund's prior auditor, PricewaterhouseCoopers LLP (PwC). On March 2, 2006, PwC resigned as the Fund's independent registered public accounting firm effective upon the Board's approval of the new registered public accounting firm. PwC's reports on the Fund's financial statements for the fiscal years ended November 30, 2005 and November 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 2005 and November 30, 2004 and the subsequent interim period ended March 15, 2006, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.



                                       38
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


AUTOMATIC DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder otherwise elects, all dividend and capital gains distributions will be automatically reinvested in additional shares of common stock of the Fund by PFPC, Inc., as agent for shareholders in administering the Plan (the "Plan Agent"). Shareholders who elect not to participate in the Plan will receive all dividends and distributions in cash, paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC, Inc., as dividend paying agent. Such participants may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to PFPC, Inc., as dividend paying agent, at the address set forth below.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date. Otherwise such termination will be effective with respect to any subsequently declared dividend or distribution.

Whenever the Fund declares a distribution, an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common stock. The shares will be acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Fund or (ii) by purchase of outstanding shares of common stock on the open market on the NYSE or elsewhere. If on the payment date of the dividend, the net asset value per share of the common stock is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of common stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

In the event of a market discount on the dividend payment date, the Plan Agent will have until the last business day before the next date on which the shares trade on the "ex-dividend" basis or in no event more than 30 days after the



                                       39
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


dividend payment date to invest the dividend amount in shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a share of common stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. The Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gain distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with reinvestment of dividends.

The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus




                                       40
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at PFPC, Inc., P.O. Box 43027, Providence, RI 02940-3027, Attn: Closed-End Department.

FEDERAL TAX INFORMATION (UNAUDITED)

Information for Federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the six months ended May 31, 2006.

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there have been no material changes in the Fund's investment objective or fundamental policies that have not been approved by the shareholders. There have been no changes in the Fund's charter or By-Laws that would delay or prevent a change in control of the Fund which have not been approved by the shareholders. There have been no changes in the principal risk factors associated with investment in the Fund.

EFFECTS OF LEVERAGE (UNAUDITED)

Leverage of $60 million in commercial paper was initially sold by the Fund on July 28, 1999. As of May 31, 2006, the Fund had $30 million outstanding at 5.00% per annum maturing on July 5, 2006, and $25 million at 5.18% per annum maturing on August 2, 2006. All interest rates include fees due to the broker-dealer. The Fund must experience an annual return of 1.38% to cover interest payments on the commercial paper.

The following table explains the potential effects of leverage on the equity returns of common shareholders:

Assumed return on portfolio
  (net of expenses) ............  -10.00%   -5.00%   0.00%   5.00%   10.00%
Corresponding return to common
  stockholder ..................  -15.69%   -8.79%  -1.90%   5.00%   11.90%





                                       41
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


Assumes $145 million assets attributable to common shareholders; $55 million aggregate leverage with an average interest rate of 5.00%. All figures appearing above are hypothetical returns generated to assist investors in understanding the effects of leverage. Actual returns may be greater or less than those appearing in the table.

HOW TO OBTAIN A COPY OF THE FUND'S QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio securities as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund toll-free at
(866) 585-6552; (ii) on the Fund's website at www.chartwellip.com; and (iii) on the SEC's website at http://www.sec.gov.

CHARTWELL BOARD CONSIDERATIONS RELATING TO THE ADVISORY CONTRACT RENEWAL

The Board of Directors of the Fund determined on April 19, 2006 whether to renew the Advisory Agreement with Chartwell Investment Partners, LP ("Chartwell Partners") (the "Agreement"). Prior to making its determination, the Board received detailed information from Chartwell Partners, including, among other things, information provided by Lipper, Inc. ("Lipper") comparing the performance of the Fund for the one, two, three, four and five year periods ended February 28, 2006 to the performance of an income and preferred stock universe selected by Lipper and a leveraged high yield universe selected by Lipper at the request of Chartwell Partners; advisory fee and other expense information for the Fund as compared to these peer groups; and information provided by Chartwell Partners responsive to requests by the Fund's independent counsel for certain information to assist the Board in its considerations. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board's duties and responsibilities in considering renewal of the Agreement.

In reaching its decision to renew the Agreement, the Board, including a majority of the Directors who are not interested persons under the Investment Company Act of 1940 (the "Independent Directors"), considered, among other things: (i)



                                       42
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


the nature, extent and quality of Chartwell Partners' services provided to the Fund; (ii) the experience and qualifications of the portfolio management team;
(iii) its investment philosophy and process; (iv) Chartwell Partners' assets under management, client descriptions and performance record for each of its investment strategies; (v) its annual compliance summary; (vi) its soft dollar commission, broker selection, best execution and trade allocation policies;
(vii) current advisory fee arrangements with the Fund and its other clients;
(viii) Lipper information comparing the Fund's performance, advisory fee and expense ratio to that of its peer groups; (ix) Chartwell Partners' financial information and profitability analysis related to providing advisory services to the Fund, including the commission arrangement with Merrill Lynch; (x) any compensation and other possible benefits to Chartwell Partners arising from its advisory and other relationships with the Fund; and (xi) the extent to which economies of scale are relevant to the Fund. The Board noted, in particular, Chartwell Partners' recent efforts to reduce expenses by waiving fees and renegotiating contracts with service providers.

During the course of its deliberations, the Board, including a majority of Independent Directors, reached the following conclusions, among others, regarding Chartwell Partners and the Agreement: the Fund's actual advisory fee is above average in comparison to that of the more comparable Lipper peer group provided to the Board and reflective of the bifurcated investment style of the Fund; Chartwell Partners' fees for managing the Fund are reasonable as compared to fees it charges for managing assets for other clients and reflective of the bifurcated investment style of the Fund; the Fund's expense ratio is above average with that of the more comparable Lipper expense group provided to the Board; the Fund's performance is competitive with that of the comparable Lipper peer groups provided to the Board; the nature, extent and quality of services provided by Chartwell Partners in advising the Fund was satisfactory; the profits earned by Chartwell Partners seemed reasonable; and the benefits derived by Chartwell Partners from managing the Fund, including its use of soft dollars and the way it selects brokers, seemed reasonable. The Independent Directors discussed economies-of-scale, but noted that asset growth to achieve such economies was unlikely for a closed-end fund such as the Fund.

Based on the factors considered, the Board, including a majority of the Independent Directors, concluded that it was appropriate to renew the Agreement.







                                       43
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------


SHAREHOLDER VOTING RESULTS (UNAUDITED)

The Annual Meeting of shareholders of the Chartwell Dividend and Income Fund, Inc. was held on April 19, 2006 at the offices of PFPC, Inc., 103 Bellevue Parkway, Wilmington, Delaware. The description of the proposal and number of shares voted at the meeting are as follows:

--------------------------------------------------------------------------------
                                                    VOTES       VOTES     VOTES
                                                     FOR       AGAINST  WITHHELD
--------------------------------------------------------------------------------
To elect the following
directors to serve as Class I
directors for three-year
terms expiring in 2009:    Kenneth F. Herlihy    16,014,555      --      249,980
                           Warren Ormerod        16,038,876      --      225,659

Directors whose terms of office continue beyond this meeting are George W. Grosz, Winthrop S. Jessup and Bernard P. Schaffer.







                                       44
                                     ------
                                    CHARTWELL

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                      NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                      NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                      NOTES

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2006
--------------------------------------------------------------------------------

DIRECTORS
Winthrop S. Jessup, Chairman
George W. Grosz
Kenneth F. Herlihy
C. Warren Ormerod
Bernard P. Schaffer

OFFICERS
Winthrop S. Jessup, President
G. Gregory Hagar, Vice President, Treasurer and Chief Financial Officer Bernard
P. Schaffer, Vice President Kevin A. Melich, Vice President Timothy J. Riddle, Vice President Andrew S. Toburen, Vice President Michael P. Malloy, Secretary Maria E. Pollack, Assistant Secretary

INVESTMENT MANAGER
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN
Wachovia Bank, N.A.
125 South Broad Street
Philadelphia, PA 19109

TRANSFER AGENT
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
2001 Market Street, Suite 4000
Philadelphia, PA 19103

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103

This report, including the financial statements herein, is transmitted to the shareholders of Chartwell Dividend and Income Fund, Inc. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in the report. Past performance results should not be considered a representation of future performance. Statements and other information contained in this report are as dated and are subject to change.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A in its proxy statement filed with the Commission on March 17, 2006.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as EX-99Cert.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as EX-99.906Cert.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.



By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------
                                        Winthrop S. Jessup, President
                                       (Principal Executive Officer)


Date July 28, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------
                                        Winthrop S. Jessup, President
                                       (Principal Executive Officer)


Date July 28, 2006


By (Signature and Title)*               /s/ G. Gregory Hagar
                                        ----------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                       (Principal Financial Officer)


Date July 28, 2006
*  Print the name and title of each signing officer under his or her signature.